UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-8558
Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Growth Portfolio                                                                                                                                       as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%

Security	Shares	Value
Airlines — 0.5%
Westjet Airlines, Ltd. (1)	48,000	$535,056
		$535,056
Broadcasting — 1.4%
Central European Media Enterprises, Ltd. (1)	36,000	1,603,440
		$1,603,440
Business Services - Miscellaneous — 0.8%
Greenfield Online, Inc. (1)	54,738	744,437
ZipRealty, Inc. (1)	11,200	154,224
		$898,661
Chemicals — 3.2%
Mosaic Co., (The) (1)	40,000	523,200
Potash Corporation of Saskatchewan, Inc.	35,000	3,164,350
		$3,687,550
Computer Software & Services — 3.8%
Infosys Technologies, Ltd. ADR	24,174	1,748,747
Kanbay International, Inc. (1)	72,307	1,501,093
Magma Design Automation, Inc. (1)	110,000	876,700
Syntel, Inc.	9,800	153,468
		$4,280,008
Computers and Business Equipment — 2.8%
PalmOne, Inc. (1)	111,667	3,173,576
		$3,173,576
Consumer Services — 2.3%
Weight Watchers International, Inc. (1)	55,000	2,675,750
		$2,675,750
Drugs — 2.5%
American Pharmaceutical Partners, Inc. (1)	39,000	1,712,880
Shire Pharmaceuticals PLC ADR	36,000	1,152,360
		$2,865,240
Education — 1.0%
Laureate Education, Inc. (1)	24,700	1,153,490
		$1,153,490
Energy Services — 2.5%
British Energy Group PLC (1)	370,000	2,272,538
Ormat Technologies, Inc.	36,100	617,671
		$2,890,209

Entertainment — 0.6%
Six Flags, Inc. (1)	150,000	$661,500
		$661,500
Financial Services — 9.5%
Coinstar, Inc. (1)	37,000	700,780
Commerce Bancorp, Inc.	79,000	2,192,250
Countrywide Financial Corp.	20,000	743,400
E*Trade Financial Corp. (1)	210,000	2,593,500
First Marblehead Corp., (The) (1)	26,000	1,160,900
IndyMac Bancorp, Inc.	30,000	1,234,500
MarketAxess Holdings, Inc. (1)	92,500	925,000
SFE Corp., Ltd.	75,000	571,940
Student Loan Corp., (The)	3,400	729,742
		$10,852,012
Gaming — 3.5%
Sportingbet PLC (1)	775,000	3,969,058
		$3,969,058
Gaming Equipment — 4.4%
WMS Industries, Inc. (1)	157,400	5,000,598
		$5,000,598
Generic Drugs — 0.7%
Taro Pharmaceutical Industries, Ltd. (1)	24,000	785,040
		$785,040
Hardware - Networking — 2.5%
Atheros Communications, Inc. (1)	311,000	2,873,640
		$2,873,640
Health Care Providers & Services — 3.2%
Laboratory Corp. of America Holdings (1)	24,000	1,162,800
McKesson Corp.	29,000	1,167,830
WellPoint, Inc. (1)	10,000	1,330,000
		$3,660,630
Instruments - Scientific — 1.1%
Fisher Scientific International, Inc. (1)	20,000	1,249,200
		$1,249,200
Insurance — 2.3%
UnumProvident Corp.	141,000	2,588,760
		$2,588,760
Internet Services — 5.3%
CheckFree Corp. (1)	47,300	1,765,709
Google, Inc., Class A (1)	15,400	4,287,360
		$6,053,069

Medical Products — 7.4%
Align Technology, Inc. (1)	277,000	$2,013,790
Biosite, Inc. (1)	9,000	492,390
Celgene Corp. (1)	51,000	2,159,340
Cooper Co., Inc., (The)	19,000	1,254,950
Henry Schein, Inc. (1)	30,000	1,208,700
I-Flow Corp. (1)	63,160	1,032,034
Shamir Optical Industry, Ltd. (1)	19,200	329,472
		$8,490,676
Metal Processors & Fabricator — 1.6%
Precision Castparts Corp.	24,000	1,865,520
		$1,865,520
Mining — 1.3%
Gammon Lake Resources, Inc. (1)	50,000	299,000
Peabody Energy Corp.	25,000	1,193,500
		$1,492,500
Oil and Gas - Exploration and Production — 5.3%
Goodrich Petroleum Corp. (1)	37,427	662,832
Niko Resources, Ltd.	46,000	2,097,995
Southwestern Energy Co. (1)	22,000	1,535,600
Vintage Petroleum, Inc.	50,000	1,381,000
Williams Co., Inc. (The)	21,000	386,610
		$6,064,037
Personal Products — 0.9%
Gillette Co., (The)	20,000	1,054,800
		$1,054,800
Retail — 0.6%
Nu Skin Enterprises, Inc., Class A	30,000	677,700
		$677,700
Retail - Food and Drug — 6.4%
Caremark Rx, Inc. (1)	30,000	1,339,800
CVS Corp.	64,000	3,510,400
Walgreen Co.	55,000	2,493,700
		$7,343,900
Retail - Specialty — 3.1%
DEB Shops, Inc.	39,385	1,189,821
PETsMART, Inc.	40,000	1,270,800
RONA, Inc. (1)	50,974	1,056,751
		$3,517,372

Semiconductors — 11.5%
Cirrus Logic, Inc. (1)	126,000	$652,680
Intel Corp.	42,000	1,131,060
International Rectifier Corp. (1)	52,000	2,484,560
LSI Logic Corp. (1)	95,000	699,200
NVIDIA Corp. (1)	242,000	6,579,980
Teradyne, Inc. (1)	75,000	975,750
Vishay Intertechnology, Inc. (1)	44,000	567,600
		$13,090,830
Telecommunication Equipment — 6.2%
Corning, Inc. (1)	42,000	658,560
Novatel Wireless, Inc. (1)	212,000	2,643,640
Research In Motion, Ltd. (1)	45,200	3,743,464
		$7,045,664
Telecommunication Services — 3.2%
NII Holdings, Inc., Class B (1)	62,000	3,695,200
		$3,695,200
Total Common Stocks
(identified cost $100,764,062)		$115,794,686
Total Investments — 101.4%
(identified cost $100,764,062)		$115,794,686
Other Assets, Less Liabilities — (1.4)%		$(1,629,615)
Net Assets — 100.0%		$114,165,071

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,764,062
Gross unrealized appreciation	$17,351,612
Gross unrealized depreciation	(2,320,988)
Net unrealized appreciation	$15,030,624

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	July 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	July 18, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	July 18, 2005